Income Taxes - Schedule of Statutory Tax Rate and the Effective Tax Rate for Enterprise Income Tax (Details)	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Schedule Of Statutory Tax Rate And The Effective Tax Rate For Enterprise Income Tax Abstract
Income (loss) before tax, Amount (in Dollars and Dollars)	$ (2,473,133)	$ (1,923,270)	$ (1,197,088)	$ 2,868,175
Income (loss) before tax, Percent	100.00%	100.00%	100.00%	100.00%
Singapore statutory income tax rate, Percent	17.00%	17.00%	17.00%	17.00%
Income tax expenses (benefit) computed at Singapore statutory rate, Amount (in Dollars and Dollars)	$ (420,433)	$ (326,956)	$ (203,505)	$ 487,590
Income tax expenses (benefit) computed at Singapore statutory rate, Percent	17.00%	17.00%	17.00%	17.00%
Domestic tax effects
Non-deductible expenses, Amount (in Dollars and Dollars)	$ 12,827	$ 9,975	$ 5,916	$ 7,530
Non-deductible expenses, Percent	(0.50%)	(0.50%)	(0.50%)	0.30%
Tax exemption and rebates, Amount (in Dollars and Dollars)
Tax exemption and rebates, Percent
True-up of prior tax, Amount (in Dollars and Dollars)	$ (33,666)	$ (26,181)	$ (34,022)
True-up of prior tax, Percent	1.40%	1.40%	2.80%
Foreign tax effects
Statutory tax rate difference between Cayman and Singapore, Amount (in Dollars and Dollars)	$ 321,141	$ 249,740	$ 65,661
Statutory tax rate difference between Cayman and Singapore, Percent	(13.00%)	(13.00%)	(5.40%)
Others, Amount (in Dollars and Dollars)				$ (17,111)
Others, Percent				(0.60%)
Total tax expenses (benefit), Amount (in Dollars and Dollars)	$ (120,131)	$ (93,422)	$ (165,950)	$ 478,009
Total tax expenses (benefit), Percent	4.90%	4.90%	13.90%	16.70%